Results by business segment	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Results by business segment

Note 27 Results by business segment
Composition of business segments
For management purposes, based on the products and services offered, we are organized into five business segments: Personal & Commercial Banking, Wealth Management, Insurance, Investor & Treasury Services and Capital Markets.
Personal & Commercial Banking provides a broad suite of financial products and services to individuals and businesses for their day-to-day
banking, investing and financing needs through two businesses: Canadian Banking and Caribbean & U.S. Banking. In Canada, we provide a broad suite of financial products and services through our large branch network, automated teller machines, and mobile sales network. In the Caribbean and the U.S., we offer a broad range of financial products and services in targeted markets.
Non-interest
income in Personal & Commercial Banking mainly comprises Service charges, Mutual fund revenue and Card service revenue.
Wealth Management serves high net worth and ultra-high net worth individual and institutional clients with a comprehensive suite of advice-based solutions and strategies to help them achieve their financial goals through our lines of businesses in Canada, the U.S., the U.K., Europe and Asia, including Canadian Wealth Management, U.S. Wealth Management (including City National), Global Asset Management, and International Wealth Management.
Non-interest
income in Wealth Management mainly comprises Investment management and custodial fees, Mutual fund revenue and Securities brokerage commissions.
Insurance has operations in Canada and globally, operating under two business lines: Canadian Insurance and International Insurance, providing a wide range of advice and solutions for individual and business clients including life, health, wealth, home, auto, travel, annuities and reinsurance. In Canada, we offer our products and services through a wide variety of channels, comprised of mobile advisors, advice centres, RBC Insurance
®
stores, and digital platforms as well as through independent brokers and partners. Outside Canada, we operate in reinsurance and retrocession markets globally offering life, disability and longevity reinsurance products.
Non-interest
income in Insurance comprises Insurance premiums, investment and fee income.
Investor & Treasury Services offers custody, fund administration, shareholder services, private capital services, middle office transaction banking (including trade finance, insourced solutions and services to broker dealers), and treasury and market services (including cash/liquidity management, foreign exchange and securities finance).
Non-interest
income in Investor & Treasury Services mainly comprises Investment management and custodial fees, and Foreign exchange revenue, other than trading.
Capital Markets provides expertise in advisory & origination, sales & trading, and lending & financing to corporations, institutional clients, asset managers, private equity firms and governments globally in our two main business lines: Corporate & Investment Banking and Global Markets. In North America, we offer a full suite of products and services which include equity and debt origination and distribution, advisory services, and sales & trading. Outside North America, we have a targeted strategic presence in the U.K. & Europe, Australia, Asia & other markets aligned to our global expertise. In the U.K. & Europe, we offer a diversified set of capabilities in key industry sectors of focus. In Australia and Asia, we compete with global and regional investment banks in targeted areas aligned to our global expertise, including fixed income distribution and currencies trading, secured financing, as well as corporate and investment banking.
Non-interest
income in Capital Markets mainly includes Trading revenue, Underwriting and other advisory fees and Credit fees.
All other enterprise level activities that are not allocated to these five business segments, such as certain treasury and liquidity management activities, including amounts associated with unattributed capital, and consolidation adjustments, including the elimination of the Taxable equivalent basis (Teb)
gross-up
amounts, are included in Corporate Support. Teb adjustments gross up income from certain tax-advantaged
sources from Canadian taxable corporate dividends and U.S. tax credit investments recorded in Capital Markets to their effective tax equivalent value with the corresponding offset recorded in the provision for income taxes. Management believes that these Teb adjustments are necessary for Capital Markets to reflect how it is managed and enhances the comparability of revenue across our taxable and tax-advantaged
sources. Our use of Teb adjustments may not be comparable to similarly adjusted amounts at other financial institutions. The Teb adjustment for the year ended October 31, 2022 was $572 million (October 31, 2021 – $518 million). Gains (losses) on economic hedges of our U.S. Wealth Management (including City National) share-based compensation plans, which are reflected in revenue, and related variability in share-based compensation expense driven by changes in the fair value of liabilities relating to these plans are also included in Corporate Support as this presentation more closely aligns with how we view business performance and manage the underlying risks.
Geographic segments
For geographic reporting, our segments are grouped into Canada,
t
he U.S
.
and Other International. Transactions are primarily recorded in the location that best reflects the risk due to negative changes in economic conditions and prospects for growth due to positive economic changes. This location frequently corresponds with the location of the legal entity through which the business is conducted and the location of our clients. Transactions are recorded in the local currency and are subject to foreign exchange rate fluctuations with respect to the movement in the Canadian dollar.
Management reporting framework
Our management reporting framework is intended to measure the performance of each business segment as if it were a stand-alone business and reflects the way that the business segment is managed. This approach is intended to ensure that our business segments’ results include all applicable revenue and expenses associated with the conduct of their business and depicts how management views those results. We regularly monitor these segment results for the purpose of making decisions about resource allocation and performance assessment. These items do not impact our consolidated results.
The expenses in each business segment may include costs or services directly incurred or provided on their behalf at the enterprise level. For other costs not directly attributable to one of our business segments, we use a management reporting framework that uses assumptions and methodologies for allocating overhead costs and indirect expenses to our business segments and that assists in the attribution of capital and the transfer pricing of funds to our business segments in a manner that consistently measures and aligns the economic costs with the underlying benefits and risks of that specific business segment. Activities and business conducted between our business segments are generally at market rates. All other enterprise level activities that are not allocated to our five business segments are reported under Corporate Support.
Our assumptions and methodologies used in our management reporting framework are periodically reviewed by us to ensure that they remain valid. The capital attribution methodologies involve a number of assumptions that are revised periodically.

	For the year ended October 31, 2022

(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management	Insurance	Investor & Treasury Services	Capital Markets (1)	Corporate Support (1)	Total	Canada	United States	Other International
Net interest income (2)	$14,019	$3,634	$–	$498	$4,698	$(132)	$22,717	$15,761	$5,423	$1,533
Non-interest income	6,124	11,215	3,510	1,725	4,422	(728)	26,268	13,508	6,364	6,396
Total revenue	20,143	14,849	3,510	2,223	9,120	(860)	48,985	29,269	11,787	7,929
Provision for credit losses	463	34	–	(3)	(11)	1	484	600	60	(176)
Insurance policyholder benefits, claims and acquisition expense	–	–	1,783	–	–	–	1,783	(466)	–	2,249
Non-interest expense	8,437	10,701	588	1,569	5,561	(247)	26,609	13,648	9,006	3,955
Net income (loss) before income taxes	11,243	4,114	1,139	657	3,570	(614)	20,109	15,487	2,721	1,901
Income taxes (recoveries)	2,873	970	282	144	649	(616)	4,302	3,615	452	235
Net income	$8,370	$3,144	$857	$513	$2,921	$2	$15,807	$11,872	$2,269	$1,666
Non-interest expense includes:
Depreciation and amortization	$942	$931	$57	$190	$502	$12	$2,634	$1,617	$776	$241
Impairment of other intangibles	11	2	2	1	2	–	18	11	5	2

Total assets	$602,824	$174,964	$21,918	$263,362	$794,032	$60,119	$1,917,219	$992,485	$570,255	$354,479
Total assets include:
Additions to premises and equipment and intangibles	$394	$2,265	$49	$84	$256	$630	$3,678	$1,263	$666	$1,749

Total liabilities	$602,741	$174,986	$22,588	$263,206	$793,826	$(48,303)	$1,809,044	$884,394	$570,266	$354,384

	For the year ended October 31, 2021

(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management	Insurance	Investor & Treasury Services	Capital Markets (1)	Corporate Support (1)	Total	Canada	United States	Other International
Net interest income (2)	$12,621	$2,689	$–	$460	$4,553	$(321)	$20,002	$13,947	$4,447	$1,608
Non-interest income	5,725	10,607	5,600	1,704	5,634	421	29,691	15,454	8,083	6,154
Total revenue	18,346	13,296	5,600	2,164	10,187	100	49,693	29,401	12,530	7,762
Provision for credit losses	(187)	(47)	(1)	(8)	(509)	(1)	(753)	(203)	(277)	(273)
Insurance policyholder benefits, claims and acquisition expense	–	–	3,891	–	–	–	3,891	2,036	–	1,855
Non-interest expense	7,978	9,929	596	1,589	5,427	405	25,924	12,897	9,107	3,920
Net income (loss) before income taxes	10,555	3,414	1,114	583	5,269	(304)	20,631	14,671	3,700	2,260
Income taxes (recoveries)	2,708	788	225	143	1,082	(365)	4,581	3,599	649	333
Net income	$7,847	$2,626	$889	$440	$4,187	$61	$16,050	$11,072	$3,051	$1,927
Non-interest expense includes:
Depreciation and amortization	$923	$883	$59	$197	$497	$4	$2,563	$1,594	$728	$241
Impairment of other intangibles	5	3	1	2	18	–	29	16	11	2

Total assets	$549,702	$148,990	$22,724	$240,055	$692,278	$52,574	$1,706,323	$964,747	$454,949	$286,627
Total assets include:
Additions to premises and equipment and intangibles	$503	$752	$48	$80	$355	$459	$2,197	$1,238	$739	$220

Total liabilities	$549,619	$149,096	$22,966	$239,960	$691,767	$(45,847)	$1,607,561	$866,287	$454,903	$286,371

(1)	Taxable equivalent basis.
(2)	Interest revenue is reported net of interest expense as we rely primarily on net interest income as a performance measure.